Commitments and Contingencies	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

19. COMMITMENTS AND CONTINGENCIES

Contingencies

The Group is, from time to time, subject to claims and disputes arising in the normal course of business. In the opinion of the management, while the outcome of any such claims and disputes cannot be predicted with certainty, its ultimate liability in connection with these matters is not expected to have a material adverse effect on the Group’s results of operations.

Except for the Disputes described below, the Group is not aware of any pending or threatened claims and litigation as of June 30, 2026 and through the issuance date of these unaudited condensed consolidated financial statements.

Puluo Debt

During 2018, Tianqi Group entered into a series of agreements with Taizhou Puluo New Energy Automobile Equity Investment Enterprise (Limited Partnership) (“Puluo”) and had received several loans from Puluo totaled RMB1.088 billion (approximately US$150.0 million) which was to be repaid in full as of December 31, 2018 (the “Puluo Debts”).

In December 2021, to settle the Puluo Debts, Tianqi Group entered into a series of supplemental agreements (the “New Agreements”) with Puluo, Guozhong Tianhong Asset Management (Tianjin) Co., LTD (“Guozhong Tianhong”), and Tianjin Tuoda. Under the New Agreements, Guozhong Tianhong acquired the Puluo Debts from Puluo, resulting in a payment obligation of RMB1.088 billion by Tianqi Group to Guozhong Tianhong, as well as a payment obligation of RMB1.088 billion by Guozhong Tianhong to Puluo. On the same day, Guozhong Tianhong converted its RMB1.088 billion credit due from Tianqi Group into 10.625% of equity shares of Tianqi Group.

According to the New Agreements, in the event that the Group fails to obtain approval from the SEC and complete a business combination before December 31, 2022, Guozhong Tianhong is obligated to transfer both the Puluo Debts and its equity interest of Tianqi Group to Tianjin Tuoda. Subsequently, on January 1, 2023, Tianjin Tuoda would assume responsibility for repaying the Puluo Debts to Puluo while also acquiring the equity interests of Tianqi Group. However, the consummation of a business combination before December 31, 2022 would require Guozhong Tianhong to pay back Puluo Debts in two installments within a period of two years from the date of the business combination. Additionally, within this same timeframe following completion of the business combination, Tianjin Tuoda will make two installment payments towards indemnifying Puluo (referred to as “Indemnification”). On November 11, 2022, the Company consummated the business combination with East Stone.

According to the New Agreements, the Group assumed joint and several liability (the “Joint and Several Liability”) for both the repayment of the Puluo Debts and the Indemnification from Guozhong Tianhong or Tianjin Tuoda (the “Co-obligator”) to Puluo. Additionally, Mr. Alan Nan Wu assumed joint and several liability for the repayment of the Indemnification from Tianjin Tuoda to Puluo.

In 2022, eight shareholders of the Group signed letters of support to demonstrate their commitment to providing financial support to Tianjin Tuoda for its indebtedness in the event that the Group fails to complete a business combination, as well as assuming joint and several liability of the Group for the repayment of both the Puluo Debts and the Indemnification. In 2023, (i) two shareholders of the Group signed letters of support to commit their financial support to Tianjin Tuoda and Guozhong Tianhong for the indebtedness, as well as assuming the joint and several liability for the repayment of both the Puluo Debts and the Indemnification, and (ii) Guozhong Tianhong signed a letter to commit its repayment of the debt to Puluo (collectively, the “Shareholders’ Support”).

As of February 5, 2026, the disposal date of ICONIQ, and December 31, 2025, the Puluo Debts payable by Guozhong Tianhong were US$156.8 million and US$155.6 million, and the Indemnification payable by Tianjin Tuoda were US$81.8 million and US$80.7 million, respectively.

Pursuant to a supplemental agreement entered into in 2025, Vision Path was added as a new co-obligor and Long Hope Holdings Limited was introduced as an additional guarantor, both jointly undertaking the relevant joint and several guarantee obligations. The parties further acknowledged that, except in the case of acceleration events, the creditors will not seek to enforce the Group’s joint and several guarantee obligations under the termination agreement before December 31, 2027.

In consideration for the provision of guarantee services by Vision Path and Long Hope, the Group issued 1,100,000 and 500,000 Class B ordinary shares, respectively, to the guarantors. The Group recognized share-based compensation expense of US$46.2 million for the year ended December 31, 2025 in connection with this arrangement.

The management assessed the Joint and Several Liability in accordance with ASC 405-40. As of December 31, 2025, the Group had not recognized a liability in respect of such arrangement, based on the following considerations:

(i) Enforcement restriction

Under the relevant agreements, except in the case of specified acceleration events, the creditors are not entitled to enforce the Group’s joint and several guarantee obligations prior to December 31, 2027. As of December 31, 2025, no acceleration event had been triggered.

(ii) Assessment of acceleration and legal analysis

Based on the contractual terms and relevant legal analysis, the Group has not triggered any acceleration events as of December 31, 2025. Furthermore, the arrangement does not specify the Group’s payment obligations, and accordingly, no present obligation requiring recognition has been identified as of December 31 2025.

(iii) Mitigation considerations

Management believes that, even in the event of potential acceleration, it would take appropriate actions to address and resolve any related obligations.

In February 2026, the Group completed the disposal of ICONIQ. Under the relevant transaction agreement, all liabilities and guarantees of ICONIQ, whether contingent or actual, were assumed by and remained the responsibility of the purchaser, and the Group retained no continuing liability in respect thereof. As the contractual arrangements relating to the Puluo Debt were entered into by ICONIQ, the Group believes it has no remaining exposure following the disposal. Accordingly, no liability was recognized as of June 30, 2026. See Note 4 Discontinued Operations for details.

Mr. Alan Nan Wu, the Group’s shareholder and executive chairman, continues to provide a personal guarantee in respect of the Puluo Debt in his individual capacity. Such personal guarantee does not constitute an obligation or guarantee of the Group and does not give rise to any liability of the Group.

Canshi Dispute

On July 31, 2021, Shanghai Canshi Investment Management Co., Ltd. (“Canshi”), Tianjin Tuoda, the Group, and Mr. Alan Nan Wu entered into a supplementary settlement agreement. Under this agreement, the Group agreed to provide a joint and several guarantee for Tuoda’s repayment of a RMB10 million loan (plus accrued interest at 12% per annum from July 1, 2016), and further undertook to compensate Canshi in connection with the Group’s overseas listing. The compensation was to be paid six months after the Group’s listing and was calculated with reference to Canshi’s notional equity interest at a RMB250 million valuation, multiplied by 50% of the average closing price of the Group’s shares over 20 trading days prior to the due date. Mr. Alan Nan Wu also provided a joint and several guarantee for the Group’s obligations.

The Group completed its listing on November 14, 2022, and the compensation became due on May 14, 2023. The Group, however, failed to make the payment. On April 28, 2025, Canshi filed a civil complaint with the Shanghai No. 1 Intermediate People’s Court against the Group, Mr. Alan Nan Wu, and Mr. Fu Xing, claiming (i) compensation of RMB238.7 million, (ii) liquidated damages of RMB7.3 million, and (iii) related fees and costs, with joint and several liability sought from Mr. Alan Nan Wu and Mr. Fu Xing. The total claimed amount is approximately RMB246.3 million. The case is currently pending.

According to the legal opinion dated September 25, 2025, the relevant clause of the agreement has been deemed invalid and is unlikely to be upheld by the courts. As a result, no compensation is expected to be payable under this claim, and the estimated liability arising from this litigation is nil. The Group does not expect any material adverse impact from this matter.

In February 2026, the Group completed the disposal of ICONIQ. Under the relevant transaction agreement, all liabilities and guarantees of ICONIQ, whether contingent or actual, were assumed by and remained the responsibility of the purchaser, and the Group retained no continuing liability in respect thereof. As the contractual arrangements relating to the Canshi Dispute were entered into by ICONIQ, the Group believes it has no remaining exposure following the disposal. See Note 4 Discontinued Operations for details.

Mr. Alan Nan Wu, the Group’s shareholder and executive chairman, continues to provide a personal guarantee in respect of the Canshi Dispute in his individual capacity. Such personal guarantee does not constitute an obligation or guarantee of the Group and does not give rise to any liability of the Group.